Equity Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Equity Compensation

Note 11 – Equity Compensation

The Company has adopted the Roan Resources, Inc. Amended and Restated Management Incentive Plan (the “Plan”), which provides for grants of options, stock appreciation rights, restricted stock unit, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards.

Performance Share Units

Prior to the Reorganization, Roan LLC granted performance share units to certain of its employees under the Roan LLC Management Incentive Plan. The performance share units were converted into awards of performance share units under the Plan, hereafter referred to as the “PSUs,” and are subject to the terms of the Plan and individual award agreements. The amount of PSUs that can be earned range from 0% to 200% based on the Company’s market value on December 31, 2020 (“Performance Period End Date”). The Company’s market value on the Performance Period End Date will be determined by reference to the volume-weighted average price of the Company’s Class A common stock for the 30 consecutive trading days immediately preceding the Performance Period End Date. Each earned PSU will be settled through the issuance of one share of the Company’s Class A common stock. Other than the security in which the PSUs are settled, no terms of the PSUs were modified in connection with the conversion of the PSUs.

The following table presents activity for the Company’s PSUs during the three months ended March 31, 2019:

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2018	1,158,750	$30.95	$35,864
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

Outstanding at March 31, 2019	1,158,750	$30.95	$35,864

Compensation expense associated with the PSUs for the three months ended March 31, 2019 and 2018 was $3.0 million and $2.3 million, respectively, and is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. Unrecognized expense as of March 31, 2019 for all outstanding PSU awards was $21.4 million and will be recognized over a weighted-average remaining period of 1.75 years.

The grant date fair value of the PSUs was determined using a Monte Carlo simulation model, which results in an estimated percentage of performance share units earned and estimated Company value on the Performance Period End Date. The grant date fair value of the PSUs is expensed on a straight-line basis from the grant date to the Performance Period End Date.

Restricted Stock Units

Under the Plan, the Company is authorized to issue restricted stock units, hereafter referred to as the “RSUs,” to eligible employees and other service providers. The Company estimates the fair values of RSUs as the closing price of the Company’s Class A common stock on the grant date of the award, which is expensed over the applicable vesting period.

The following table presents activity for the Company’s RSUs during the three months ended March 31, 2019:

	Number of RSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2018	11,800	$16.95	$200
Granted	—	—	—
Vested	—	—	—
Forfeited	—	—	—

Outstanding at March 31, 2019	11,800	$16.95	$200

Compensation expense associated with the RSUs for three months ended March 31, 2019 was $0.05 million and is included in general and administrative expenses on the accompanying condensed consolidated statements of operations. There were no RSUs issued prior to the Reorganization in 2018. Unrecognized expense as of March 31, 2019 for all outstanding RSUs was $0.1 million and will be recognized over a weighted-average remaining period of 0.58 years.

Under the treasury stock method, both the PSUs and the RSUs are antidilutive for the weighted average share calculation and therefore are excluded from dilutive weighted average shares in the accompanying condensed consolidated statements of operations.

Note 11 – Equity Compensation

The Company has adopted the Roan Resources, Inc. Amended and Restated Management Incentive Plan (the “Plan”), which provides for grants of options, stock appreciation rights, restricted stock unit, stock awards, dividend equivalents, other stock-based awards, cash awards and substitute awards.

Performance Share Units

Prior to the Reorganization, Roan LLC granted performance share units to certain of its employees under the Roan LLC Management Incentive Plan. The performance share units were converted into awards of performance share units under the Plan, hereafter referred to as the “PSUs,” and are subject to the terms of the Plan and individual award agreements. The amount of PSUs that can be earned range from 0% to 200% based on the Company’s market value on December 31, 2020 (“Performance Period End Date”). The Company’s market value on the Performance Period End Date will be determined by reference to the volume-weighted average price of the Company’s Class A common stock for the 30 consecutive trading days immediately preceding the Performance Period End Date. Each earned PSU will be settled through the issuance of one share of the Company’s Class A common stock. Other than the security in which the PSUs are settled, no terms of the PSUs were modified in connection with the conversion of the PSUs.

The following table presents activity for the Company’s PSUs during the years ended December 31, 2018 and 2017.

	Number of PSUs	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2016	—	$—	$—
Granted	16,350,000	1.41	23,054
Vested	—	—	—

Outstanding at December 31, 2017	16,350,000	$1.41	$23,054
Granted	6,825,000	1.88	12,810
Vested	—	—	—
Conversion (1)	(22,016,250)	—	—

Outstanding at December 31, 2018	1,158,750	$30.95	$35,864

(1)	PSUs were converted on a basis of 0.05 to 1.0. There was no change to the deemed fair value of the awards based on assessment of modification.

Compensation expense associated with the PSUs for the years ended December 31, 2018 and 2017 was $11.0 million and $0.4 million, respectively, and is included in general and administrative expenses on the accompanying consolidated statements of operations. There was no such expense during the year ended December 31, 2016. Unrecognized expense as of December 31, 2018 for all outstanding PSU awards was $24.4 million, which will be recognized over a weighted-average remaining period of 2.0 years. Under the treasury stock method, the PSUs are antidilutive for the weighted average share calculation and therefore are excluded from dilutive weighted average shares in the accompanying consolidated statements of operations.

The grant date fair value of the PSUs was determined using a Monte Carlo simulation model, which results in an estimated percentage of performance share units earned and estimated Company value on the Performance Period End Date. The grant date fair value of the PSUs is expensed on a straight-line basis from the grant date to the Performance Period End Date.

The following table shows the range of assumptions that were used for the Monte Carlo simulation model to determine the grant date fair value and associated compensation expense for the PSUs granted during the year ended December 31, 2018:

Company enterprise value (in billions)	$4.19 – $4.56
Equity volatility	34.0% – 36.0%
Weighted average risk-free interest rate	1.96% – 2.54%

Restricted Stock Units

Under the Plan, the Company is authorized to issue restricted stock and restricted stock units to eligible employees. The Company estimates the fair values of restricted stock awards and units as the closing price of the Company’s common stock on the grant date of the award, which is expensed over the applicable vesting period.

The following table presents activity for the Company’s restricted stock units during the year ended December 31, 2018:

	Number of Restricted Stock Units	Weighted Average Fair Value	Total Fair Value ($ in thousands)
Outstanding at December 31, 2017	—	$—	$—
Granted	11,800	16.95	200
Vested	—	—	—
Forfeited	—	—	—

Outstanding at December 31, 2018	11,800	$16.95	$200

Compensation expense associated with the restricted stock units for the year ended December 31, 2018 was $0.03 million and is included in general and administrative expenses on the accompanying consolidated statements of operations. There were no restricted stock units issued prior to 2018. As of December 31, 2018, the Company’s unrecognized compensation cost related to unvested restricted stock units was $0.2 million, which will be recognized over a weighted-average remaining period of 0.9 year. Under the treasury stock method, the restricted stock units are antidilutive for the weighted average share calculation and therefore are excluded from dilutive weighted average shares in the accompanying consolidated statements of operations.